Note 3 - Selected Balance Sheet Accounts	12 Months Ended
Dec. 31, 2011
Supplemental Balance Sheet Disclosures [Text Block]
NOTE 3—SELECTED BALANCE SHEET ACCOUNTS

Restricted cash investments (in thousands):

	December 31,
	2011	2010

Pledged for letters of credit	$5,639	$2,444

	$5,639	$2,444

Prepaid expenses and other current assets included the following (in thousands):

	December 31,
	2011	2010

Mobilization costs, net	$4,220	$1,369
Prepaid expenses and other current assets	862	923
Note receivable, current portion	968	2,550
	$6,050	$4,842

Accounts receivable, net included the following (in thousands):

	December 31,
	2011	2010

Accounts receivable, trade	$65,019	$47,775
Unbilled	25,355	25,219
Allowance for doubtful accounts	(3,485)	(3,485)
	$86,889	$69,509

Other included the following (in thousands):

	December 31,
	2011	2010

Debt issuance costs, net	$4,877	$5,526
Deferred income tax, net	-	2,031
Investment in unconsoliated subsidiary	741	-
Other	627	610
	$6,245	$8,167